UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006.

Check here if Amendment [X]; Amendment Number:  2
This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Salzman & Co., Inc.

   Address:   411 West Putnam Avenue
              Greenwich, CT  06830

   Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Stephen B. Salzman
   Title:   CEO/President
   Phone:   203-302-2701

Signature Place and Date of Signing:



   /s/ Stephen B. Salzman            Greenwich, CT            October 9, 2007

Salzman & Co., Inc. requested confidential treatment regarding disclosure of positions held at December 31, 2006. That request was denied and Amendment No. 1 was filed reporting all such positions, but that amendment incorrectly retained the statement that certain positions had been omitted.

Report Type (Check only one):
   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Salzman & Co., Inc.
28-12184
Report for Period Ended:  12/31/2006
Amendment #2

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           10
   Form 13F Information Table Value Total:     $269,886 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    25268  663200  SH       SOLE                 663200
CABOT CORP                     COM              127055101    29015  665950  SH       SOLE                 665950
CEMEX SAB DE CV                SPOND ADR 5 ORD  151290889    23381  690100  SH       SOLE                 690100
FASTENAL CO                    COM              311900104    38951 1085600  SH       SOLE                1085600
HOME DEPOT INC                 COM              437076102     6751  168100  SH       SOLE                 168100
INVESTOOLS INC                 COM              46145P103    23569 1709137  SH       SOLE                1709137
LEGG MASON INC                 COM              524901105    35809  376742  SH       SOLE                 376742
SPDR TR                        UNIT SER 1       78462F103     6617   46681  SH       SOLE                  46681
WAL MART STORES INC            COM              931142103    33795  731800  SH       SOLE                 731800
WESTERN UN CO                  COM              959802109    46730 2084300  SH       SOLE                2084300